Related Parties - Summary of Loans and Deposits from Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitment, Contingency And Related Party Transactions [Abstract]
Balance at beginning of year	$ 268	$ 280
Additions	1,101
Repayments	(481)	(12)
Balance at end of year	888	268
Deposits at end of year	$ 3,297	$ 2,503